Consolidated Schedule of Investments
January 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–42.22%
Fannie Mae Grantor Trust,
IO, 0.62%, 11/25/2040(a)	$1,570,808	$2,486
0.37%, 12/25/2041(a)	9,255,571	234,370
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(b)	568,834	66,965
7.50%, 11/25/2029(b)	24,441	2,825
6.00%, 12/25/2032 - 08/25/2035(b)	757,667	99,308
5.50%, 11/25/2033 - 06/25/2035(b)	639,490	89,733
Fannie Mae REMICs,
IO, 3.13% (7.60% - (30 Day Average SOFR + 0.11%)), 06/25/2026(b)(c)	16,772	411
3.41% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(b)(c)	80,485	7,236
3.43% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(c)	1,579	151
3.48% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(c)	18,672	1,636
3.51% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(c)	36,865	3,541
3.63% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 - 04/25/2032(b)(c)	54,364	5,441
2.53% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(c)	23,694	1,699
3.33% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(c)	16,760	1,757
3.53% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(b)(c)	72,277	8,120
3.61% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(c)	58,259	4,747
3.73% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(b)(c)	230,697	21,740
3.78% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(b)(c)	127,303	17,286
7.00%, 03/25/2033 - 04/25/2033(b)	318,956	45,967
3.08% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(b)(c)	102,432	10,830
Principal Amount		Value
1.58% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(b)(c)	$95,153	$5,500
2.28% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(b)(c)	102,220	4,047
2.13% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(c)	197,589	11,219
2.23% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(c)	352,424	27,776
2.76% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(b)(c)	368,800	18,042
2.07% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(b)(c)	616,995	45,813
4.00%, 04/25/2041(b)	549,077	48,551
2.08% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(c)	96,601	7,138
1.68% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(c)	301,217	29,501
7.00%, 07/25/2026	885	884
6.50%, 10/25/2028 - 04/25/2029	35,450	35,870
6.00%, 05/25/2031 - 01/25/2032	70,551	71,997
5.47% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(c)	62,315	63,039
4.99% (30 Day Average SOFR + 0.61%), 10/18/2032(c)	24,566	24,504
4.97% (30 Day Average SOFR + 0.61%), 12/25/2032(c)	42,425	42,245
4.87% (30 Day Average SOFR + 0.51%), 11/25/2033(c)	22,127	22,088
8.19% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(c)	102,282	114,324
7.83% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	100,529	102,342
5.41% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	53,702	54,546
4.00%, 03/25/2041	64,972	60,842
Federal Home Loan Mortgage Corp.,
8.50%, 08/01/2031	13,180	13,451
5.00%, 09/01/2052 - 03/01/2053(d)	30,431,163	29,494,841
4.50%, 10/01/2052	14,829,513	14,056,057
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Federal National Mortgage Association,
7.50%, 03/01/2033	$7,784	$7,997
7.00%, 12/01/2033	9,688	10,151
5.50%, 02/01/2035 - 03/01/2053(d)	30,674,003	30,446,671
4.50%, 07/01/2052	16,504,291	15,612,943
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.63%, 02/25/2026(a)	3,778,879	15,975
Series K735, Class X1, IO, 0.96%, 05/25/2026(a)	6,490,897	52,493
Series K093, Class X1, IO, 0.94%, 05/25/2029(a)	43,634,868	1,462,584
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(b)	80,095	7,733
6.50%, 02/01/2028 - 06/01/2031(b)	22,272	2,430
7.50%, 12/15/2029(b)	28,226	3,171
6.00%, 12/15/2032(b)	52,467	5,456
Freddie Mac REMICs,
6.50%, 02/15/2028 - 06/15/2032	39,974	41,113
4.97% (30 Day Average SOFR + 0.56%), 02/15/2029(c)	3,260	3,255
5.17% (30 Day Average SOFR + 0.76%), 07/15/2029(c)	4,640	4,648
5.52% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(c)	129,259	130,159
3.50%, 05/15/2032	37,837	36,768
5.02% (30 Day Average SOFR + 0.61%), 01/15/2033(c)	3,832	3,832
8.17% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	72,762	78,594
4.00%, 06/15/2038	41,985	39,371
IO, 7.00%, 03/15/2028 - 04/15/2028(b)	15,418	1,104
4.20% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(b)(c)	16	0
3.58% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(b)(c)	25,956	1,507
4.43% (8.95% - (30 Day Average SOFR + 0.11%)), 08/15/2029(b)(c)	7,547	325
2.53% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(b)(c)	152,773	9,275
2.18% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(c)	277,881	14,999
2.23% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(c)	15,279	851
Principal Amount		Value
2.20% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(c)	$418,694	$28,785
1.63% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(b)(c)	207,683	9,171
2.48% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(c)	88,914	8,294
1.48% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(c)	41,668	3,258
1.55% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(c)	164,160	13,589
1.73% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(c)	70,244	5,264
Government National Mortgage Association,
ARM, 4.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(c)	290	288
7.00%, 01/15/2028 - 01/20/2030	53,933	54,696
8.00%, 01/15/2028 - 09/15/2028	31,885	32,425
IO, 2.13% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(b)(c)	277,621	19,076
2.23% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(c)	426,700	25,807
TBA, 5.00%, 02/01/2055(e)	138,000,000	134,118,750
5.50%, 02/01/2055(e)	180,500,000	179,230,859
Uniform Mortgage-Backed Securities,
TBA, 5.50%, 04/25/2054(e)	124,200,000	122,673,498
5.00%, 02/01/2055(e)	124,200,000	119,945,566
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $650,099,541)		649,143,597

U.S. Dollar Denominated Bonds & Notes–35.81%
Angola–0.10%
Angolan Government International Bond, 8.75%, 04/14/2032(f)	1,730,000	1,540,017
Argentina–0.58%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(g)	3,806,000	2,882,413
3.50%, 07/09/2041(g)	5,150,000	3,271,442
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(f)	1,725,000	1,694,381
YPF S.A., 8.50%, 07/28/2025(f)	1,026,000	1,031,125
		8,879,361
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Belgium–0.26%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(f)	$4,200,000	$4,068,750
Brazil–0.60%
Arcos Dorados B.V., 6.38%, 01/29/2032(f)	3,145,000	3,155,693
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(f)	4,745,000	4,460,367
Suzano Austria GmbH, 2.50%, 09/15/2028	1,716,000	1,548,378
		9,164,438
Canada–2.11%
1375209 BC Ltd., 9.00%, 01/30/2028(f)(h)	797,000	798,840
Brookfield Finance, Inc., 5.97%, 03/04/2054(h)	1,842,000	1,876,495
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/2055(i)	1,652,000	1,666,448
Constellation Software, Inc., 5.16%, 02/16/2029(f)(h)	1,223,000	1,233,969
Element Fleet Management Corp.,
5.64%, 03/13/2027(f)	6,900,000	7,003,577
6.32%, 12/04/2028(f)	3,603,000	3,768,998
Enbridge, Inc., 7.38%, 01/15/2083(h)(i)	6,974,000	7,129,534
New Gold, Inc., 7.50%, 07/15/2027(f)	629,000	633,255
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(f)	583,000	597,169
Ritchie Bros. Holdings, Inc., 7.75%, 03/15/2031(f)	579,000	610,395
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(f)(i)	3,450,000	3,551,102
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(i)	3,545,000	3,502,093
		32,371,875
Chile–0.64%
AES Andes S.A., 6.35%, 10/07/2079(f)(i)	1,011,000	1,009,615
Banco de Credito e Inversiones S.A., 8.75%(f)(i)(j)	1,725,000	1,811,593
Banco del Estado de Chile, 7.95%(f)(i)(j)	1,003,000	1,042,720
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(f)	1,495,000	1,471,230
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(f)	4,685,000	4,461,291
		9,796,449
Colombia–0.80%
Ecopetrol S.A.,
8.63%, 01/19/2029	3,450,000	3,661,319
7.75%, 02/01/2032	1,850,000	1,818,990
Principal Amount		Value
Colombia–(continued)
GeoPark Ltd., 8.75%, 01/31/2030(f)	$6,900,000	$6,858,600
		12,338,909
Dominican Republic–0.25%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(f)(h)	2,055,000	2,077,245
Dominican Republic International Bond,
4.50%, 01/30/2030(f)	720,000	667,116
4.88%, 09/23/2032(f)	1,200,000	1,084,800
		3,829,161
Ecuador–0.08%
Ecuador Government International Bond, 5.50%, 07/31/2035(f)(g)	1,880,816	1,239,137
Egypt–0.16%
Egypt Government International Bond, 8.63%, 02/04/2030(f)	2,415,000	2,406,448
Finland–0.06%
Amer Sports Co., 6.75%, 02/16/2031(f)(h)	864,000	887,753
France–0.29%
Electricite de France S.A., 9.13%(f)(i)(j)	2,334,000	2,656,759
Iliad Holding S.A.S.,
7.00%, 10/15/2028(f)	597,000	608,293
8.50%, 04/15/2031(f)	616,000	661,883
7.00%, 04/15/2032(f)	585,000	593,897
		4,520,832
Germany–0.40%
Bayer US Finance LLC,
6.13%, 11/21/2026(f)	4,073,000	4,152,033
6.88%, 11/21/2053(f)(h)	1,443,000	1,471,352
ZF North America Capital, Inc., 6.88%, 04/14/2028(f)(h)	588,000	592,912
		6,216,297
Ghana–0.10%
Ghana Government International Bond, 5.00%, 07/03/2029(f)(g)	1,730,000	1,545,089
Hong Kong–0.68%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(f)	9,250,000	9,223,984
5.38%, 12/04/2029(f)(h)	1,309,000	1,212,477
		10,436,461
India–1.05%
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027(f)	1,840,000	1,716,640
JSW Steel Ltd., 3.95%, 04/05/2027(f)	4,260,000	4,086,147
Muthoot Finance Ltd.,
7.13%, 02/14/2028(f)	3,450,000	3,515,499
6.38%, 04/23/2029(f)	3,450,000	3,407,570
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
India–(continued)
Network i2i Ltd., 5.65%(f)(i)(j)	$3,450,000	$3,460,350
		16,186,206
Indonesia–0.24%
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(f)(h)	3,700,000	3,628,019
Iraq–0.04%
Iraq International Bond, 5.80%, 01/15/2028(f)	675,000	665,077
Ireland–0.37%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(h)(i)	1,149,000	1,178,397
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	1,750,000	1,680,701
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(f)(k)	188,627	186,640
Series 119, 0.00%, 04/30/2025(f)(k)	200,676	198,562
Series 120, 0.00%, 04/30/2025(f)(k)	251,197	248,550
Series 122, 0.00%, 04/30/2025(f)(k)	220,083	217,764
Series 124, 0.00%, 04/30/2025(f)(k)	176,776	174,914
Series 126, 0.00%, 04/30/2025(f)(k)	197,752	195,668
Series 127, 0.00%, 04/30/2025(f)(k)	229,054	226,641
0.00%, 04/30/2025(f)(k)	179,770	177,876
GGAM Finance Ltd., 6.88%, 04/15/2029(f)	1,162,000	1,188,490
		5,674,203
Israel–0.21%
Israel Government International Bond, 4.50%, 01/17/2033	3,450,000	3,209,117
Italy–0.06%
Telecom Italia Capital S.A.,
6.38%, 11/15/2033(h)	660,000	650,621
7.72%, 06/04/2038	224,000	231,632
		882,253
Japan–0.04%
Rakuten Group, Inc., 9.75%, 04/15/2029(f)	550,000	601,725
Macau–0.64%
MGM China Holdings Ltd.,
5.88%, 05/15/2026(f)	4,250,000	4,253,251
4.75%, 02/01/2027(f)	2,760,000	2,709,481
Studio City Finance Ltd., 5.00%, 01/15/2029(f)	1,300,000	1,185,691
Wynn Macau Ltd., 5.63%, 08/26/2028(f)	1,725,000	1,665,843
		9,814,266
Principal Amount		Value
Mexico–1.51%
Banco Mercantil del Norte S.A.,
8.38%(f)(h)(i)(j)	$1,850,000	$1,856,395
8.75%(f)(h)(i)(j)	1,725,000	1,718,126
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(f)	2,850,000	2,392,621
CEMEX Materials LLC, 7.70%, 07/21/2025(f)	3,500,000	3,550,750
CEMEX S.A.B. de C.V., 5.13%(f)(i)(j)	2,487,000	2,467,486
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(f)	2,073,012	2,017,559
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(f)(h)	3,064,000	2,356,488
Petroleos Mexicanos,
6.50%, 03/13/2027	3,500,000	3,378,745
8.75%, 06/02/2029	3,500,000	3,469,785
		23,207,955
Netherlands–0.11%
Prosus N.V., 3.26%, 01/19/2027(f)	1,720,000	1,641,304
Nigeria–0.22%
IHS Holding Ltd., 8.25%, 11/29/2031(f)	3,450,000	3,396,672
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(f)	1,750,000	1,590,175
Peru–0.13%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(f)	1,990,000	1,977,463
Senegal–0.20%
Senegal Government International Bond,
7.75%, 06/10/2031(f)	1,730,000	1,587,078
6.25%, 05/23/2033(f)	1,725,000	1,425,229
		3,012,307
Serbia–0.07%
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade, 7.00%, 10/28/2029(f)	1,165,000	1,161,680
South Africa–0.21%
Republic of South Africa Government International Bond, 4.85%, 09/30/2029	3,450,000	3,233,587
Supranational–0.12%
European Bank for Reconstruction & Development, 6.40%, 08/27/2025	1,800,000	1,818,180
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Sweden–0.03%
Stena International S.A.,
7.25%, 01/15/2031(f)	$420,000	$429,646
7.63%, 02/15/2031(f)	99,000	102,591
		532,237
Switzerland–0.85%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(f)(i)	460,000	460,558
Credit Suisse Group AG, 6.25%(f)(i)(j)(l)(m)	7,385,000	443,100
UBS Group AG, 6.88%(f)(i)(j)	1,725,000	1,736,782
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(f)(i)	10,500,000	10,424,494
		13,064,934
Turkey–0.58%
Turkcell Iletisim Hizmetleri A.S.,
5.80%, 04/11/2028(f)	1,935,000	1,887,381
7.45%, 01/24/2030(f)	5,265,000	5,318,808
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 04/23/2030(f)	1,750,000	1,794,020
		9,000,209
United Kingdom–1.84%
abrdn PLC, 4.25%, 06/30/2028(f)	1,825,000	1,746,914
B.A.T Capital Corp., 6.00%, 02/20/2034(h)	1,917,000	1,971,997
British Telecommunications PLC, 4.25%, 11/23/2081(f)(i)	10,650,000	10,376,751
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(f)(h)	585,000	576,893
M&G PLC, 6.50%, 10/20/2048(f)(i)	925,000	935,535
NatWest Group PLC, 6.00%(i)(j)	1,650,000	1,652,058
Rolls-Royce PLC, 3.63%, 10/14/2025(f)	930,000	921,917
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(f)	1,344,000	1,288,021
Vodafone Group PLC,
3.25%, 06/04/2081(i)	6,876,000	6,671,279
4.13%, 06/04/2081(i)	1,348,000	1,212,065
Zegona Finance PLC, 8.63%, 07/15/2029(f)	915,000	979,073
		28,332,503
United States–19.67%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(f)	614,000	635,234
AES Corp. (The), 7.60%, 01/15/2055(h)(i)	4,929,000	5,030,345
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(f)	951,000	976,064
Principal Amount		Value
United States–(continued)
Air Lease Corp.,
Series B, 4.65%(h)(i)(j)	$859,000	$840,347
Series C, 4.13%(i)(j)	335,000	320,737
Series D, 6.00%(i)(j)	64,000	62,785
Aircastle Ltd., 5.25%(f)(h)(i)(j)	1,542,000	1,524,912
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(f)(h)	4,445,000	4,480,925
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(f)	897,000	913,477
Allison Transmission, Inc., 3.75%, 01/30/2031(f)(h)	2,356,000	2,103,849
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(f)	2,958,333	2,958,668
5.75%, 04/20/2029(f)(h)	3,580,000	3,573,718
American Express Co., 6.34%, 10/30/2026(i)	4,900,000	4,957,020
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(f)	577,000	589,767
Ares Capital Corp., 5.88%, 03/01/2029	4,461,000	4,517,653
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(f)	575,000	577,468
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	861,000	854,162
Bath & Body Works, Inc.,
6.88%, 11/01/2035(h)	548,000	565,960
6.75%, 07/01/2036(h)	650,000	664,244
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(f)	305,000	299,507
11.00%, 09/30/2028(f)	336,000	313,716
Becton, Dickinson and Co., 3.79%, 05/20/2050(h)	3,307,000	2,465,948
Berry Global, Inc., 5.65%, 01/15/2034(f)(h)	1,784,000	1,807,080
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(f)	652,000	631,711
BP Capital Markets PLC, 4.88%(h)(i)(j)	1,295,000	1,251,196
Brink’s Co. (The), 6.75%, 06/15/2032(f)(h)	615,000	628,162
Cardinal Health, Inc., 5.13%, 02/15/2029	3,450,000	3,472,425
Carnival Corp., 6.13%, 02/15/2033(f)	1,207,000	1,210,744
Carriage Services, Inc., 4.25%, 05/15/2029(f)(h)	1,333,000	1,223,915
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(f)(h)	632,000	611,238
4.75%, 03/01/2030(f)	3,650,000	3,383,141
4.50%, 08/15/2030(f)(h)	3,650,000	3,323,199
4.75%, 02/01/2032(f)(h)	670,000	596,811
4.50%, 05/01/2032	736,000	638,908
4.25%, 01/15/2034(f)(h)	681,000	556,878
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(f)(h)	314,000	313,131
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Celanese US Holdings LLC,
6.60%, 11/15/2028	$274,000	$281,992
6.95%, 11/15/2033(h)	320,000	335,015
CenterPoint Energy, Inc., 6.70%, 05/15/2055(i)	585,000	583,224
Charles Schwab Corp. (The), 6.20%, 11/17/2029(h)(i)	3,889,000	4,071,948
Cheniere Energy, Inc., 5.65%, 04/15/2034	1,800,000	1,800,539
Citigroup, Inc., Series CC, 7.13%(i)(j)	650,000	668,640
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(f)(h)	459,000	458,449
6.25%, 10/01/2040	165,000	141,994
Cloud Software Group, Inc.,
6.50%, 03/31/2029(f)	436,000	428,965
8.25%, 06/30/2032(f)	175,000	182,026
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(f)	396,000	400,206
Community Health Systems, Inc.,
5.63%, 03/15/2027(f)	285,000	276,969
8.00%, 12/15/2027(f)	1,627,000	1,617,858
5.25%, 05/15/2030(f)	532,000	453,978
4.75%, 02/15/2031(f)(h)	354,000	289,137
Comstock Resources, Inc., 6.75%, 03/01/2029(f)(h)	607,000	596,246
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(f)(h)	588,000	615,878
Cox Communications, Inc., 2.95%, 10/01/2050(f)	2,720,000	1,572,429
CVS Health Corp.,
6.75%, 12/10/2054(i)	1,335,000	1,323,237
7.00%, 03/10/2055(i)	290,000	293,643
DaVita, Inc., 6.88%, 09/01/2032(f)	605,000	614,021
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(f)	599,000	602,011
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,400,000	7,771,873
Diversified Healthcare Trust, 0.00%, 01/15/2026(f)(k)	975,000	928,305
Duke Energy Corp., 6.45%, 09/01/2054(i)	623,000	626,471
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(f)(h)	624,000	607,105
EchoStar Corp.,
10.75%, 11/30/2029	343,000	369,999
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(n)	280,000	258,756
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(f)	904,000	915,509
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(f)(h)	583,000	624,337
Energy Transfer L.P.,
8.00%, 05/15/2054(i)	1,868,000	1,973,021
7.13%, 10/01/2054(i)	9,660,000	9,905,750
Principal Amount		Value
United States–(continued)
EnerSys,
4.38%, 12/15/2027(f)	$335,000	$323,854
6.63%, 01/15/2032(f)	286,000	289,977
Entergy Corp., 7.13%, 12/01/2054(i)	4,748,000	4,852,432
ESAB Corp., 6.25%, 04/15/2029(f)	628,000	637,239
FirstCash, Inc., 6.88%, 03/01/2032(f)(h)	936,000	950,145
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	10,500,000	10,500,967
Freedom Mortgage Corp., 12.00%, 10/01/2028(f)	57,000	62,141
Freedom Mortgage Holdings LLC,
9.25%, 02/01/2029(f)	112,000	116,988
9.13%, 05/15/2031(f)	115,000	119,168
Freeport-McMoRan, Inc., 4.63%, 08/01/2030(h)	6,290,000	6,107,348
General Motors Co., 6.80%, 10/01/2027(h)	7,000,000	7,307,963
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	126,000	130,728
7.88%, 05/15/2032(h)	647,000	648,656
8.00%, 05/15/2033	427,000	427,363
GFL Environmental, Inc.,
4.00%, 08/01/2028(f)	324,000	308,805
3.50%, 09/01/2028(f)	636,000	600,197
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(f)(i)	661,000	638,096
Goldman Sachs Group, Inc. (The), Series X, 7.50%(i)(j)	595,000	624,498
Golub Capital Private Credit Fund, 5.80%, 09/12/2029(f)	3,137,000	3,095,127
Gray Media, Inc., 10.50%, 07/15/2029(f)	103,000	107,911
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(f)	236,000	250,152
Group 1 Automotive, Inc., 6.38%, 01/15/2030(f)(h)	627,000	638,855
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(f)	2,390,000	2,373,897
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 04/15/2032(f)	165,000	156,821
8.38%, 11/01/2033(f)	293,000	306,021
7.25%, 02/15/2035(f)	449,000	438,961
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(f)(h)	940,000	949,203
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(f)	1,202,000	1,250,378
HUB International Ltd., 7.25%, 06/15/2030(f)	575,000	594,955
Hyundai Capital America, 5.30%, 01/08/2030(f)(h)	7,188,000	7,212,157
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(f)(h)	$634,000	$647,983
9.00%, 06/15/2030(h)	590,000	581,464
Iron Mountain, Inc.,
4.50%, 02/15/2031(f)	350,000	322,305
5.63%, 07/15/2032(f)	300,000	289,411
6.25%, 01/15/2033(f)(h)	295,000	295,704
J.M. Smucker Co. (The), 5.90%, 11/15/2028(h)	3,424,000	3,558,777
Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,257,750
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(f)	564,000	583,318
6.13%, 11/01/2032(f)	949,000	945,015
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(f)	615,000	657,826
KB Home, 4.80%, 11/15/2029	626,000	600,834
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(f)	607,000	609,723
Kinder Morgan, Inc., 5.00%, 02/01/2029	6,900,000	6,889,119
L3Harris Technologies, Inc., 5.40%, 01/15/2027	2,917,000	2,956,294
LABL, Inc., 5.88%, 11/01/2028(f)	664,000	588,705
Lamar Media Corp., 4.88%, 01/15/2029	1,861,000	1,809,013
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(f)	884,000	928,920
Level 3 Financing, Inc.,
10.50%, 04/15/2029(f)	109,000	122,640
11.00%, 11/15/2029(f)	212,000	240,608
10.50%, 05/15/2030(f)	213,000	233,173
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(f)	682,000	610,751
Lithia Motors, Inc.,
3.88%, 06/01/2029(f)	1,449,000	1,345,662
4.38%, 01/15/2031(f)	660,000	608,222
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(f)	696,000	590,881
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	1,867,000	1,869,610
Match Group Holdings II LLC, 5.00%, 12/15/2027(f)	1,233,000	1,209,236
Mativ Holdings, Inc., 8.00%, 10/01/2029(f)(h)	798,000	761,314
Mattel, Inc., 6.20%, 10/01/2040	1,775,000	1,809,055
Medline Borrower L.P., 5.25%, 10/01/2029(f)(h)	650,000	630,241
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(f)	576,000	594,207
Navient Corp.,
5.00%, 03/15/2027(h)	460,000	452,306
9.38%, 07/25/2030	205,000	223,395
Principal Amount		Value
United States–(continued)
NCL Corp. Ltd.,
5.88%, 02/15/2027(f)	$677,000	$680,529
8.13%, 01/15/2029(f)	240,000	254,996
6.75%, 02/01/2032(f)	274,000	278,449
NESCO Holdings II, Inc., 5.50%, 04/15/2029(f)(h)	1,343,000	1,270,933
Newell Brands, Inc., 6.63%, 05/15/2032(h)	600,000	607,425
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(h)(i)	4,181,000	4,287,402
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(f)	307,000	315,273
8.38%, 02/15/2032(f)	325,000	334,560
Office Properties Income Trust, 9.00%, 03/31/2029(f)	698,000	677,551
OI European Group B.V., 4.75%, 02/15/2030(f)(h)	657,000	597,678
OneMain Finance Corp.,
4.00%, 09/15/2030(h)	457,000	409,805
7.13%, 11/15/2031	198,000	203,774
ONEOK, Inc.,
5.55%, 11/01/2026	2,892,000	2,926,468
6.63%, 09/01/2053	3,629,000	3,790,704
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(f)(h)	308,000	300,608
Paramount Global, 2.90%, 01/15/2027	3,780,000	3,628,598
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(f)	7,000,000	7,219,221
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	95,000	89,015
PHINIA, Inc.,
6.75%, 04/15/2029(f)	879,000	904,099
6.63%, 10/15/2032(f)	324,000	324,908
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	2,220,000	2,069,174
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(i)	5,195,000	5,356,369
Prairie Acquiror L.P., 9.00%, 08/01/2029(f)	271,000	280,498
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(f)	923,000	966,029
Quikrete Holdings, Inc.,
6.55%, 02/15/2032(m)	620,000	623,875
6.75%, 03/01/2033(f)	308,000	309,155
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(f)(h)	593,000	597,901
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(f)(h)	683,000	627,493
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(f)	627,000	590,555
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(f)	315,000	317,692
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Saks Global Enterprises LLC, 11.00%, 12/15/2029(f)	$308,000	$295,182
Seagate HDD Cayman,
4.13%, 01/15/2031(h)	1,069,000	978,164
9.63%, 12/01/2032(h)	2,043,800	2,325,037
Select Medical Corp., 6.25%, 12/01/2032(f)(h)	580,000	570,237
Sempra, 4.13%, 04/01/2052(i)	10,650,000	10,121,127
Sensata Technologies, Inc.,
3.75%, 02/15/2031(f)	650,000	574,087
6.63%, 07/15/2032(f)(h)	374,000	376,729
Service Properties Trust,
5.50%, 12/15/2027	995,000	958,509
4.95%, 10/01/2029	150,000	124,140
4.38%, 02/15/2030(h)	972,000	782,425
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(f)	613,000	626,663
Sixth Street Lending Partners,
6.50%, 03/11/2029	544,000	556,882
6.13%, 07/15/2030(f)(h)	1,552,000	1,561,330
Solventum Corp.,
5.45%, 02/25/2027	4,977,000	5,039,883
5.90%, 04/30/2054(h)	1,969,000	1,921,892
Southern Co. (The),
Series B, 4.00%, 01/15/2051(i)	8,100,000	7,986,651
Series 21-A, 3.75%, 09/15/2051(i)	5,274,000	5,127,997
SS&C Technologies, Inc.,
5.50%, 09/30/2027(f)	315,000	314,393
6.50%, 06/01/2032(f)(h)	295,000	300,065
State Street Corp., Series I, 6.70%(h)(i)(j)	2,956,000	3,021,322
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(f)	843,000	888,452
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(f)	614,000	625,453
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(f)(h)	633,000	612,374
Tenet Healthcare Corp., 6.75%, 05/15/2031	1,811,000	1,855,096
TransDigm, Inc.,
6.75%, 08/15/2028(f)	3,450,000	3,515,443
6.38%, 03/01/2029(f)	1,249,000	1,263,077
7.13%, 12/01/2031(f)	605,000	625,492
6.63%, 03/01/2032(f)	872,000	887,976
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(f)	536,000	549,707
Transocean, Inc., 8.75%, 02/15/2030(f)	587,350	612,977
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,078,076
	Principal Amount		Value
United States–(continued)
United AirLines, Inc., 4.38%, 04/15/2026(f)		$3,600,000	$3,550,463
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(f)		545,000	583,045
Univision Communications, Inc.,
6.63%, 06/01/2027(f)		123,000	123,120
4.50%, 05/01/2029(f)		71,000	64,746
7.38%, 06/30/2030(f)		61,000	60,266
8.50%, 07/31/2031(f)		118,000	118,626
Valaris Ltd., 8.38%, 04/30/2030(f)		587,000	603,273
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(f)		602,000	627,645
Venture Global LNG, Inc.,
8.13%, 06/01/2028(f)		631,000	659,820
9.88%, 02/01/2032(f)(h)		710,000	782,029
9.00%(f)(i)(j)		885,000	922,797
Vertiv Group Corp., 4.13%, 11/15/2028(f)		638,000	606,478
Viatris, Inc., 3.85%, 06/22/2040		2,220,000	1,665,432
Victoria’s Secret & Co., 4.63%, 07/15/2029(f)(h)		657,000	604,238
Viking Cruises Ltd., 9.13%, 07/15/2031(f)		1,119,000	1,213,677
Vistra Corp.,
Series C, 8.88%(f)(i)(j)		915,000	982,685
8.00%(f)(i)(j)		296,000	303,753
Vistra Operations Co. LLC,
5.63%, 02/15/2027(f)		247,000	247,151
7.75%, 10/15/2031(f)		1,396,000	1,474,970
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(f)		315,000	326,269
Yum! Brands, Inc., 5.38%, 04/01/2032		630,000	616,700
			302,363,799
Uzbekistan–0.18%
National Bank of Uzbekistan, 8.50%, 07/05/2029(f)		1,420,000	1,455,449
Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/2028(f)		1,380,000	1,386,299
			2,841,748
Zambia–0.23%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(f)		3,500,000	3,498,029
Total U.S. Dollar Denominated Bonds & Notes (Cost $563,699,328)			550,574,625

Non-U.S. Dollar Denominated Bonds & Notes–25.67%(o)
Australia–0.69%
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	16,605,000	10,595,863
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Austria–0.23%
Republic of Austria Government Bond, 0.85%, 06/30/2120(f)	EUR	8,055,000	$3,502,276
Belgium–0.24%
KBC Group N.V., 6.25%(f)(i)(j)	EUR	3,400,000	3,664,504
Brazil–5.38%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	5,700,000	3,623,095
Series F, 10.00%, 01/01/2027	BRL	495,000,000	79,102,790
			82,725,885
Canada–0.72%
Province of Ontario, 5.85%, 03/08/2033	CAD	13,800,000	11,037,246
China–0.64%
China Government Bond, 3.32%, 04/15/2052	CNY	55,000,000	9,787,747
Colombia–3.12%
Colombian TES,
Series B, 6.00%, 04/28/2028	COP	35,050,000,000	7,433,234
Series B, 7.75%, 09/18/2030	COP	79,000,000,000	16,570,660
Series B, 7.00%, 06/30/2032	COP	70,000,000,000	13,312,087
Series B, 9.25%, 05/28/2042	COP	56,100,000,000	10,622,786
			47,938,767
Czech Republic–0.27%
CPI Property Group S.A., 4.88%(f)(i)(j)	EUR	4,100,000	4,094,915
Egypt–1.52%
Egypt Government Bond,
0.00%, 09/30/2025(k)	EGP	170,000,000	2,895,873
23.85%, 07/02/2027	EGP	375,000,000	7,651,577
Egypt Treasury Bills,
Series 364D, 0.00%, 03/18/2025(k)(p)	EGP	165,600,000	3,206,845
Series 364D, 0.00%, 04/01/2025(k)(p)	EGP	233,325,000	4,473,531
Series 364D, 0.00%, 04/29/2025(k)(p)	EGP	276,000,000	5,189,617
			23,417,443
France–1.63%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(f)(i)	EUR	8,400,000	8,400,845
Credit Agricole S.A., 7.25%(f)(i)(j)	EUR	2,100,000	2,338,424
Electricite de France S.A.,
7.50%(f)(i)(j)	EUR	4,800,000	5,507,948
7.38%(f)(i)(j)	GBP	3,500,000	4,444,055
French Republic Government Bond OAT, 0.50%, 05/25/2072(f)	EUR	12,620,000	4,421,143
			25,112,415
	Principal Amount		Value
Germany–0.23%
Deutsche Bank AG, 8.13%(f)(i)(j)	EUR	1,800,000	$2,002,393
Volkswagen International Finance N.V., 4.63%(f)(i)(j)	EUR	1,480,000	1,544,565
			3,546,958
Greece–1.13%
Eurobank S.A., 5.88%, 11/28/2029(f)(i)	EUR	1,725,000	1,941,876
Hellenic Republic Government Bond,
3.63%, 06/15/2035(f)	EUR	14,285,000	15,217,965
0.00%, 10/15/2042(k)	EUR	76,770,000	242,906
			17,402,747
India–0.51%
India Government Bond, 7.09%, 08/05/2054	INR	675,000,000	7,863,631
Italy–0.47%
UniCredit S.p.A., 5.38%(f)(i)(j)	EUR	6,900,000	7,193,853
Ivory Coast–0.15%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(f)	EUR	2,300,000	2,280,574
Malaysia–0.26%
Malaysia Government Bond, Series 115, 3.96%, 09/15/2025	MYR	17,500,000	3,944,351
Mexico–1.27%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	199,300,000	8,718,130
Series M, 8.00%, 07/31/2053	MXN	290,000,000	10,879,013
			19,597,143
Netherlands–0.18%
ABN AMRO Bank N.V., 4.38%(f)(i)(j)	EUR	2,700,000	2,808,614
Romania–0.37%
Romanian Government International Bond, 5.13%, 09/24/2031(f)	EUR	5,725,000	5,733,611
South Africa–3.23%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	427,800,000	21,182,168
Series 2040, 9.00%, 01/31/2040	ZAR	630,000,000	28,551,907
			49,734,075
Spain–1.18%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(f)(i)(j)	EUR	4,200,000	4,444,245
Spain Government Bond, 1.45%, 10/31/2071(f)	EUR	11,250,000	5,885,022
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Spain–(continued)
Telefonica Europe B.V.,
2.88%(f)(i)(j)	EUR	3,700,000	$3,762,382
7.13%(f)(i)(j)	EUR	3,500,000	4,010,492
			18,102,141
Supranational–0.07%
African Development Bank, 0.00%, 01/17/2050(k)	ZAR	222,000,000	971,146
International Finance Corp., 0.00%, 02/15/2029(f)(k)	TRY	10,300,000	119,910
			1,091,056
United Kingdom–1.76%
HSBC Holdings PLC, 8.20%, 11/16/2034(f)(i)	GBP	3,450,000	4,714,045
Lloyds Banking Group PLC, 8.50%(i)(j)	GBP	2,275,000	2,950,717
Nationwide Building Society, 5.75%(f)(i)(j)	GBP	6,800,000	8,288,764
NGG Finance PLC, 5.63%, 06/18/2073(f)(i)	GBP	9,000,000	11,148,773
			27,102,299
United States–0.26%
Morgan Stanley, 2.10%, 05/08/2026(i)	EUR	3,400,000	3,520,751
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	475,000	492,576
			4,013,327
Uruguay–0.16%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	104,175,200	2,410,328
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $416,271,167)			394,701,769

Asset-Backed Securities–9.28%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(f)		$2,595,605	2,585,386
Series 2024-12, Class A2, 5.86%, 10/25/2069(f)		842,277	842,961
Series 2024-12, Class A3, 6.01%, 10/25/2069(f)		1,367,462	1,369,834
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)		9,278	8,751
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(a)		8,378,580	106,450
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.89%, 11/13/2050(a)		4,139,018	73,935
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(a)		11,694,883	249,828
Principal Amount		Value

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(q)	$330,878	$317,173
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	72,087	67,587
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(f)	919,719	926,854
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	227,486	218,793
Series 2005-J4, Class A7, 5.50%, 11/25/2035	409,250	333,440
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 3.33% (1 mo. Term SOFR + 0.26%), 11/15/2036(c)	17,284	15,328
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(f)(q)	840,000	822,154
Series 2016-K54, Class C, 4.06%, 04/25/2048(f)(q)	4,190,000	4,127,316
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(f)	724,500	738,658
GCAT Trust, Series 2024- INV3, Class A17, 6.50%, 09/25/2054(f)(q)	418,379	425,423
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.51%, 07/25/2035(q)	20,225	18,799
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	107,410	98,044
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(q)	25,677	25,903
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(q)	1,655,000	1,502,463
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.63% (1 mo. Term SOFR + 0.31%), 08/25/2036(c)	2,825,398	948,745
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(a)	3,934,566	80,743
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(f)(q)	5,116,667	4,443,686
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(f)	$2,051,802	$2,057,033
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(f)	2,760,000	2,771,207
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(f)	715,561	713,706
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(f)	1,376,078	1,373,199
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(f)	582,736	581,742
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(f)	1,243,475	1,245,450
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(f)	619,443	619,296
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(f)(q)	690,000	684,975
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(f)	2,705,225	2,709,133
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(f)(q)	985,000	995,517
Rate Mortgage Trust, Series 2024-J3, Class A2, 5.50%, 10/25/2054(f)(q)	1,150,686	1,131,409
Residential Accredit Loans, Inc. Trust, Series 2006- QS13, Class 1A8, 6.00%, 09/25/2036	19,825	15,510
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(a)	6,574,156	132,369
Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(b)	28,296	1
Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(a)(k)	312,618	0
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(f)(q)	936,458	931,196
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003- AR10, Class A7, 6.52%, 10/25/2033(q)	22,061	20,997
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(a)	6,088,116	122,845
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	271,697	263,772
	Principal Amount		Value

Alba PLC,
Series 2007-1, Class F, 8.10% (SONIA + 3.37%), 03/17/2039(c)(f)(o)	GBP	1,588,670	$1,881,294
Series 2006-2, Class F, 8.10% (SONIA + 3.37%), 12/15/2038(c)(f)(o)	GBP	980,568	1,120,112
Auburn 15 PLC,
Series E, 6.71% (SONIA + 2.00%), 07/20/2045(c)(f)(o)	GBP	1,401,000	1,687,300
Series F, 7.21% (SONIA + 2.50%), 07/20/2045(c)(f)(o)	GBP	1,666,000	2,008,924
Eurosail PLC,
Series 2006-2X, Class E1C, 8.10% (SONIA + 3.37%), 12/15/2044(c)(f)(o)	GBP	5,550,000	6,172,894
Series 2006-4X, Class E1C, 7.85% (SONIA + 3.12%), 12/10/2044(c)(f)(o)	GBP	4,135,722	4,859,723
Series 2006-2X, Class D1A, 3.69% (3 mo. EURIBOR + 0.80%), 12/15/2044(c)(f)(o)	EUR	6,300,000	6,046,608
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 5.74% (SONIA + 1.01%), 03/13/2045(c)(f)(o)	GBP	1,750,000	1,882,437
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 3.69% (3 mo. EURIBOR + 0.80%), 03/13/2045(c)(f)(o)	EUR	8,400,000	7,650,129
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 6.61% (3 mo. EURIBOR + 3.75%), 06/18/2039(c)(f)(o)	EUR	4,570,000	4,649,847
Ludgate Funding PLC,
Series 2007-1, Class MA, 5.09% (SONIA + 0.36%), 01/01/2061(c)(f)(o)	GBP	2,215,533	2,589,775
Series 2006-1X, Class A2A, 5.04% (SONIA + 0.31%), 12/01/2060(c)(f)(o)	GBP	5,765,563	7,012,035
Mortgage Funding PLC, Series 2008-1, Class B2, 8.05% (SONIA + 3.32%), 03/13/2046(c)(f)(o)	GBP	14,462,095	17,190,846
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 9.23% (SONIA + 4.50%), 07/20/2053(c)(f)(o)	GBP	1,380,000	1,715,481
Series 2024-GR6A, Class F, 9.23% (SONIA + 4.50%), 07/20/2053(c)(f)(o)	GBP	2,126,000	2,642,835
Series 2024-GR6X, Class E, 8.23% (SONIA + 3.50%), 07/20/2053(c)(f)(o)	GBP	1,980,000	2,461,384
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 0.00% (SONIA + 3.25%), 04/20/2051(c)(f)(k)(o)	GBP	1,555,000	$1,933,263
Prosil Acquisition S.A., Series 2019-1, Class A, 4.61% (3 mo. EURIBOR + 2.00%), 10/31/2039(c)(f)(o)	EUR	3,094,828	2,579,810
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 5.68% (1 mo. EURIBOR + 2.80%), 11/14/2035(c)(f)(o)	EUR	7,047,113	7,284,702
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.98% (1 mo. EURIBOR + 9.25%), 11/30/2028(c)(f)(o)	EUR	268,689	254,864
Hera Financing DAC,
Series 2024-1A, Class B, 0.00% (SONIA + 2.95%), 11/17/2034(c)(f)(k)(o)	GBP	3,220,000	4,016,359
Series 2024-1A, Class C, 0.00% (SONIA + 3.75%), 11/17/2034(c)(f)(k)(o)	GBP	1,840,000	2,298,407
Series 2024-1A, Class A, 0.00% (SONIA + 1.90%), 11/17/2034(c)(f)(k)(o)	GBP	2,300,000	2,864,060
IM Pastor 4, FTA, Series B, 3.03% (3 mo. EURIBOR + 0.19%), 03/22/2044(c)(f)(o)	EUR	2,300,000	1,704,628
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(m)(o)	ARS	7,698,968	7,314,020
0.00%, 12/31/2043(k)(m)(o)	ARS	83,227,881	75,229
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(k)(m)(o)(q)	ARS	311,500,000	1,825,117
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 10.71% (3 mo. Term SOFR + 6.41%), 10/15/2030(c)(f)(o)	ARS	2,240,000	2,250,255
Total Asset-Backed Securities (Cost $152,615,134)			142,689,949
Principal Amount		Value
Agency Credit Risk Transfer Notes–5.11%
United States–5.11%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 7.45% (30 Day Average SOFR + 3.10%), 03/25/2042(c)(f)	$1,795,000	$1,866,640
Series 2022-R08, Class 1M2, 7.95% (30 Day Average SOFR + 3.60%), 07/25/2042(c)(f)	3,150,000	3,325,834
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(c)(f)	966,580	991,386
Series 2023-R03, Class 2M1, 6.85% (30 Day Average SOFR + 2.50%), 04/25/2043(c)(f)	1,690,448	1,724,202
Series 2023-R04, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 05/25/2043(c)(f)	1,991,406	2,037,794
Series 2023-R06, Class 1M1, 6.05% (30 Day Average SOFR + 1.70%), 07/25/2043(c)(f)	912,306	917,210
Series 2023-R06, Class 1M2, 7.05% (30 Day Average SOFR + 2.70%), 07/25/2043(c)(f)	1,145,000	1,189,008
Series 2023-R06, Class 1B1, 8.25% (30 Day Average SOFR + 3.90%), 07/25/2043(c)(f)	1,310,000	1,400,632
Series 2023-R08, Class 1M2, 6.85% (30 Day Average SOFR + 2.50%), 10/25/2043(c)(f)	655,000	676,730
Series 2023-R08, Class 1M1, 5.85% (30 Day Average SOFR + 1.50%), 10/25/2043(c)(f)	719,648	723,692
Series 2024-R03, Class 2M2, 6.30% (30 Day Average SOFR + 1.95%), 03/25/2044(c)(f)	7,070,000	7,191,048
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 6.75% (30 Day Average SOFR + 2.40%), 02/25/2042(c)(f)	$3,500,000	$3,587,677
Series 2022-DNA3, Class M1B, STACR®, 7.25% (30 Day Average SOFR + 2.90%), 04/25/2042(c)(f)	7,000,000	7,261,761
Series 2022-DNA3, Class M1A, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(f)	2,842,327	2,875,881
Series 2022-HQA2, Class M1, STACR®, 8.35% (30 Day Average SOFR + 4.00%), 07/25/2042(c)(f)	3,500,000	3,724,680
Series 2022-HQA3, Class M1, STACR®, 7.90% (30 Day Average SOFR + 3.55%), 08/25/2042(c)(f)	3,500,000	3,691,826
Series 2022-HQA3, Class M2, STACR®, 9.70% (30 Day Average SOFR + 5.35%), 08/25/2042(c)(f)	3,745,000	4,097,786
Series 2022-DNA6, Class M1, STACR®, 6.50% (30 Day Average SOFR + 2.15%), 09/25/2042(c)(f)	586,144	591,702
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(f)	1,902,792	1,931,081
Series 2023-HQA1, Class M1, STACR®, 7.85% (30 Day Average SOFR + 3.50%), 05/25/2043(c)(f)	5,639,000	6,058,330
Series 2023-HQA2, Class M1, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 06/25/2043(c)(f)	1,507,579	1,520,055
Series 2023-HQA2, Class M1, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 06/25/2043(c)(f)	2,100,000	2,212,848
Series 2023-HQA3, Class M2, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 11/25/2043(c)(f)	6,900,000	7,358,726
Series 2024-DNA1, Class M2, STACR®, 6.30% (30 Day Average SOFR + 1.95%), 02/25/2044(c)(f)	3,450,000	3,495,012
Series 2024-HQA1, Class M2, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2044(c)(f)	3,719,100	3,774,899
Series 2024-DNA2, Class M2, STACR®, 6.05% (30 Day Average SOFR + 1.70%), 05/25/2044(c)(f)	862,500	872,058
Series 2024-HQA2, Class M2, STACR®, 6.15% (30 Day Average SOFR + 1.80%), 08/25/2044(c)(f)	3,450,000	3,489,526
Total Agency Credit Risk Transfer Notes (Cost $76,436,541)		78,588,024
Principal Amount		Value
U.S. Treasury Securities–2.75%
U.S. Treasury Bills–2.75%
4.40%, 05/01/2025(d)(p)	$34,131,327	$34,151,024
4.23%, 05/29/2025(d)(p)	8,088,843	8,090,769
Total U.S. Treasury Securities (Cost $42,220,170)		42,241,793
Shares
Common Stocks & Other Equity Interests–2.65%
Argentina–2.61%
Banco BBVA Argentina S.A.	200,000	1,667,163
Banco Macro S.A., Class B	530,000	6,000,207
Grupo Financiero Galicia S.A., Class B	1,335,000	10,236,952
Grupo Financiero Galicia S.A., Rts., expiring 03/01/2025(r)	1,335,000	21,974
Pampa Energia S.A.(r)	900,000	3,618,190
YPF S.A., ADR(r)	52,500	2,072,175
YPF S.A., Class D(r)	367,300	16,469,886
		40,086,547
United States–0.04%
Claire’s Holdings LLC, Class S	614	1,842
Endo, Inc.(r)	14,380	396,644
McDermott International Ltd.(r)	750	7,122
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(m)(r)	76,715	2,301
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(m)(r)	85,239	2,557
Murray Energy Corp.	2,129	169,149
Sabine Oil & Gas Holdings, Inc.(m)(r)	2,510	176
Windstream Services LLC, Wts.	399	8,055
		587,846
Total Common Stocks & Other Equity Interests (Cost $24,534,327)		40,674,393
Exchange-Traded Funds–2.24%
United States–2.24%
Invesco Senior Loan ETF(s) (Cost $34,532,115)	1,633,500	34,385,175
Principal Amount
Variable Rate Senior Loan Interests–0.47%(t)(u)
United States–0.47%
AMC Entertainment Holdings, Inc., Term Loan B, -% , 01/04/2029(v)	$300,000	305,329
Ancestry.com Operations, Inc., Term Loan B, -% , 12/06/2027(v)	300,000	294,437
Camelot US Acquisition LLC, Term Loan, 7.06% (TSFR1M + 2.75%), 01/31/2031	581,177	582,776
Claire’s Stores, Inc., Term Loan, 10.89% (TSFR1M + 6.50%), 12/18/2026	181,458	144,524
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.43%, 08/23/2028	618,223	621,639
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Cloud Software Group, Inc., Term Loan, -% , 03/30/2029(v)	$300,000	$302,345
DTZ U.S. Borrower LLC, Term Loan, 7.56%, 01/31/2030	643,387	648,213
Greystar Real Estate Partners LLC, Term Loan B, 7.05%, 08/21/2030(m)	353,543	353,985
Mativ Holdings, Inc., Term Loan B, 8.18% (TSFR1M + 3.75%), 04/20/2028	3,555	3,547
Mozart Debt Merger Sub, Inc. (Medline Industries), Incremental Term Loan B, 6.56% (TSFR1M + 2.25%), 10/23/2028	561,644	564,932
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan, -% , 01/15/2032(v)	565,000	566,884
PetSmart, Inc., Term Loan, 8.16% (TSFR1M + 3.75%), 02/11/2028	599,225	601,472
Prairie Acquiror L.P., Term Loan B, 8.56% (TSFR1M + 4.25%), 08/01/2029	645,718	652,846
Scientific Games Holdings L.P., Term Loan B, 7.30% (TSFR3M + 3.00%), 04/04/2029	637,884	640,805
Syneos Health, Inc., Term Loan, 8.33% (TSFR3M + 4.00%), 09/27/2030	633,215	626,047
TransDigm, Inc., Term Loan, -% , 01/19/2032(v)	299,250	300,932
Total Variable Rate Senior Loan Interests (Cost $7,178,221)		7,210,713
Commercial Paper–0.06%
Argentina–0.06%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/08/2026(m)(p)	196,514	196,895
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(m)(p)	231,965	232,668
Principal Amount		Value
Argentina–(continued)
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(m)(p)	320,853	$322,137
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(m)(p)	142,511	143,169
Total Commercial Paper (Cost $891,843)		894,869
Shares
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $97,198)	195	26,325
Money Market Funds–4.52%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(s)(w)	24,304,037	24,304,037
Invesco Treasury Portfolio, Institutional Class, 4.29%(s)(w)	45,136,013	45,136,013
Total Money Market Funds (Cost $69,440,050)		69,440,050

Options Purchased–2.33%
(Cost $43,913,334)(x)		35,849,651
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-133.11% (Cost $2,081,928,969)		2,046,420,933
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.70%
Invesco Private Government Fund, 4.35%(s)(w)(y)	18,075,267	18,075,267
Invesco Private Prime Fund, 4.48%(s)(w)(y)	54,141,677	54,157,919
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,233,186)		72,233,186
TOTAL INVESTMENTS IN SECURITIES—137.81% (Cost $2,154,162,155)		2,118,654,119
OTHER ASSETS LESS LIABILITIES–(37.81)%		(581,225,325)
NET ASSETS–100.00%		$1,537,428,794
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLO	– Collateralized Loan Obligation
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
Rts.	– Rights
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
TRY	– Turkish Lira
UYU	– Uruguay Peso
Wts.	– Warrants
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
January 31, 2025.

(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2025.
(d)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $638,965,328, which represented 41.56% of the Fund’s Net Assets.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of this security was out on loan at January 31, 2025.
(i)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(j)	Perpetual bond with no specified maturity date.
(k)	Zero coupon bond issued at a discount.
(l)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2025.

(r)	Non-income producing security.
(s)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Senior Loan ETF	$-	$34,532,115	$-	$(146,940)	$-	$34,385,175	$505,766
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,464,227	$70,675,319	$(81,835,509)	$-	$-	$24,304,037	$417,699
Invesco Treasury Portfolio, Institutional Class	65,862,081	131,254,163	(151,980,231)	-	-	45,136,013	768,881
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,462,093	55,187,708	(57,574,534)	-	-	18,075,267	264,266*
Invesco Private Prime Fund	53,595,680	136,393,969	(135,831,730)	4,406	(4,406)	54,157,919	714,575*
Total	$175,384,081	$428,043,274	$(427,222,004)	$(142,534)	$(4,406)	$176,058,411	$2,671,187

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(u)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(v)	This variable rate interest will settle after January 31, 2025, at which time the interest rate will be determined.
(w)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(x)	The table below details options purchased.
(y)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus JPY	Call	Goldman Sachs International	06/26/2025	JPY	120.00	AUD	6,205,000	$3,692
AUD versus JPY	Call	Goldman Sachs International	07/03/2025	JPY	120.00	AUD	4,136,667	2,163
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.65	AUD	62,260,000	266,227
EUR versus USD	Call	Deutsche Bank AG	04/24/2025	USD	1.09	EUR	8,640,000	520,588
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/03/2025	USD	1.14	EUR	69,230,000	255,820
USD versus CNH	Call	Goldman Sachs International	04/16/2025	CNH	7.65	USD	6,060,000	246,794
USD versus CNH	Call	Goldman Sachs International	01/13/2026	CNH	7.35	USD	34,595,000	516,919
Subtotal — Foreign Currency Call Options Purchased								1,812,203
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	02/26/2025	JPY	158.00	CHF	2,076,900	14,809
CHF versus JPY	Put	J.P. Morgan Chase Bank, N.A.	03/18/2025	JPY	170.00	CHF	27,700,000	79,899
CHF versus JPY	Put	J.P. Morgan Chase Bank, N.A.	04/07/2025	JPY	170.00	CHF	2,770,000	243,538
EUR versus JPY	Put	Merrill Lynch International	04/03/2025	JPY	158.00	EUR	3,320,000	442,555
EUR versus JPY	Put	Merrill Lynch International	04/07/2025	JPY	158.00	EUR	2,770,000	356,214
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	05/13/2025	NOK	11.50	EUR	2,587,500	292,019
GBP versus USD	Put	J.P. Morgan Chase Bank, N.A.	07/28/2025	USD	1.15	GBP	3,455,000	388,533
USD versus BRL	Put	Goldman Sachs International	04/30/2025	BRL	5.70	USD	1,383,333	1,098
USD versus BRL	Put	Goldman Sachs International	07/24/2025	BRL	5.35	USD	34,530,000	135,427
USD versus BRL	Put	Goldman Sachs International	10/06/2025	BRL	5.75	USD	5,535,000	1,452,567
USD versus BRL	Put	Goldman Sachs International	02/02/2026	BRL	6.05	USD	41,485,000	1,428,495
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	04/30/2025	BRL	5.70	USD	2,766,667	2,197
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	07/03/2025	BRL	5.25	USD	34,472,500	74,288
USD versus BRL	Put	Merrill Lynch International	05/22/2025	BRL	5.55	USD	2,245,000	336,658
USD versus IDR	Put	Goldman Sachs International	03/24/2025	IDR	15,000.00	USD	34,575,000	2,489
USD versus INR	Put	J.P. Morgan Chase Bank, N.A.	03/26/2025	INR	83.50	USD	82,975,000	5,725
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus JPY	Put	Goldman Sachs International	05/15/2025	JPY	140.00	USD	11,070,000	$585,470
USD versus JPY	Put	Goldman Sachs International	07/22/2025	JPY	135.00	USD	13,825,000	643,899
USD versus JPY	Put	Merrill Lynch International	04/17/2025	JPY	143.00	USD	5,530,000	340,958
USD versus KRW	Put	Merrill Lynch International	06/03/2025	KRW	1,288.00	USD	4,155,000	56,948
USD versus MXN	Put	Goldman Sachs International	03/13/2025	MXN	18.25	USD	3,795,000	7,343
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.75	USD	56,925,000	114
USD versus MXN	Put	Goldman Sachs International	09/12/2025	MXN	18.50	USD	3,795,000	308,700
USD versus MXN	Put	Goldman Sachs International	10/28/2025	MXN	18.00	USD	7,600,000	959,333
USD versus MXN	Put	Goldman Sachs International	11/25/2025	MXN	19.25	USD	4,155,000	670,110
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	04/24/2025	MXN	20.10	USD	4,155,000	347,208
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	09/15/2025	MXN	18.50	USD	3,455,000	286,375
USD versus MXN	Put	Merrill Lynch International	03/11/2025	MXN	18.00	USD	3,686,000	3,192
USD versus ZAR	Put	Deutsche Bank AG	04/04/2025	ZAR	17.50	USD	3,460,000	265,050
USD versus ZAR	Put	Goldman Sachs International	03/17/2025	ZAR	16.50	USD	34,560,000	1,728
USD versus ZAR	Put	Goldman Sachs International	03/19/2025	ZAR	16.25	USD	25,925,000	674
USD versus ZAR	Put	Goldman Sachs International	04/07/2025	ZAR	17.50	USD	4,635,000	376,696
USD versus ZAR	Put	Goldman Sachs International	07/15/2025	ZAR	18.25	USD	4,150,000	632,099
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/07/2025	ZAR	17.25	USD	4,155,000	253
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	03/12/2025	ZAR	17.75	USD	2,420,000	159,459
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	04/03/2025	ZAR	17.50	USD	4,150,000	312,059
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	04/10/2025	ZAR	17.50	USD	2,067,500	111,176
Subtotal — Foreign Currency Put Options Purchased								11,325,355
Total Foreign Currency Options Purchased								$13,137,558

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $29,104,747.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.00%	Receive	SONIA	At Maturity	01/26/2026	GBP	414,685,000	$2,173,659
Interest Rate Risk
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	103,500,000	13,973,807
30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64	Pay	SOFR	Annually	01/11/2027	USD	20,700,000	2,166,660
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.90	Pay	SOFR	Annually	01/29/2027	USD	53,005,000	4,397,967
Subtotal — Interest Rate Put Swaptions Purchased										20,538,434
Total Interest Rate Swaptions Purchased										$22,712,093

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $29,104,747.

Open Exchange-Traded Futures Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Interest Rate Risk
Euro-OAT	Put	02/21/2025	831	EUR	123.00	EUR	102,213,000	$(456,902)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	106.00%	Markit CDX North America High Yield Index, Series 43, Version 1	(5.00)%	Quarterly	03/19/2025	3.000%	USD	69,000,000	$(156,725)
J.P. Morgan Chase Bank, N.A.	Put	106.00	Markit CDX North America High Yield Index, Series 43, Version 1	(5.00)	Quarterly	03/19/2025	3.000	USD	69,000,000	(156,725)
Total Credit Default Swaptions Written										$(313,450)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $29,104,747.
(b)
Implied credit spreads represent the current level, as of January 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.69	AUD	62,260,000	$(44,010)
GBP versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/28/2025	USD	1.35	GBP	1,035,000	(135,209)
USD versus BRL	Call	Goldman Sachs International	02/02/2026	BRL	7.00	USD	41,485,000	(1,205,098)
USD versus BRL	Call	Merrill Lynch International	05/22/2025	BRL	6.25	USD	22,440,000	(346,518)
USD versus CNH	Call	Goldman Sachs International	01/13/2026	CNH	7.65	USD	34,595,000	(242,096)
USD versus IDR	Call	Goldman Sachs International	03/24/2025	IDR	15,880.00	USD	34,575,000	(1,036,178)
USD versus JPY	Call	Goldman Sachs International	03/04/2025	JPY	154.00	USD	20,770,000	(280,146)
USD versus MXN	Call	Goldman Sachs International	10/06/2025	MXN	23.00	USD	2,765,000	(693,620)
USD versus MXN	Call	Merrill Lynch International	04/30/2025	MXN	19.00	USD	5,547,600	(5,194,135)
USD versus TRY	Call	Goldman Sachs International	06/09/2025	TRY	41.48	USD	20,770,000	(483,650)
USD versus TRY	Call	Goldman Sachs International	07/07/2025	TRY	41.50	USD	34,590,000	(1,137,285)
USD versus TRY	Call	Goldman Sachs International	09/19/2025	TRY	50.00	USD	20,740,000	(491,144)
USD versus TRY	Call	Goldman Sachs International	12/11/2025	TRY	48.50	USD	51,880,000	(2,588,916)
USD versus ZAR	Call	Deutsche Bank AG	01/06/2026	ZAR	20.00	USD	17,295,000	(653,837)
USD versus ZAR	Call	Goldman Sachs International	09/17/2025	ZAR	20.00	USD	12,960,000	(328,367)
USD versus ZAR	Call	Goldman Sachs International	09/19/2025	ZAR	20.00	USD	12,965,000	(332,098)
USD versus ZAR	Call	Goldman Sachs International	01/07/2026	ZAR	20.00	USD	23,185,000	(878,967)
Subtotal — Foreign Currency Call Options Written								(16,071,274)
Currency Risk
AUD versus USD	Put	Merrill Lynch International	06/11/2025	USD	0.61	AUD	62,260,000	(533,654)
USD versus BRL	Put	Goldman Sachs International	02/02/2026	BRL	5.60	USD	41,485,000	(542,292)
USD versus CNH	Put	Goldman Sachs International	01/13/2026	CNH	6.90	USD	34,595,000	(288,557)
USD versus IDR	Put	Goldman Sachs International	03/24/2025	IDR	14,400.00	USD	34,575,000	(415)
USD versus INR	Put	J.P. Morgan Chase Bank, N.A.	03/26/2025	INR	82.50	USD	82,975,000	(2,240)
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.00	USD	56,925,000	(57)
Subtotal — Foreign Currency Put Options Written								(1,367,215)
Total Foreign Currency Options Written								$(17,438,489)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $29,104,747.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.41%	SOFR	Receive	Annually	05/08/2025	USD	41,550,000	$(149,940)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	41,365,000	(1,628,685)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.10	6 Month EURIBOR	Receive	Semi-Annually	03/17/2025	EUR	82,935,000	(94,451)
1 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.00	SOFR	Receive	At Maturity	01/31/2028	USD	138,227,500	(369,569)
2 Year Interest Rate Swap	Call	Merrill Lynch International	3.54	SOFR	Receive	Annually	01/26/2026	USD	259,180,000	(1,149,316)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.83	SOFR	Receive	Annually	04/03/2025	USD	62,265,000	(215,966)
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.46	SOFR	Receive	Annually	01/30/2026	USD	207,420,000	(838,660)
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	SONIA	Receive	At Maturity	01/26/2026	GBP	414,685,000	(1,177,665)
Subtotal—Interest Rate Call Swaptions Written										(5,624,252)
Interest Rate Risk
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.17	SOFR	Pay	Annually	04/28/2025	USD	115,190,000	(716,132)
2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	186,300,000	(2,041,561)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.26	6 Month EURIBOR	Pay	Semi-Annually	03/15/2039	EUR	207,000,000	(4,957,235)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.00	SOFR	Pay	Annually	01/29/2027	USD	460,930,000	(5,067,409)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.50	SOFR	Pay	At Maturity	01/31/2028	USD	138,227,500	(668,185)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.40	6 Month EURIBOR	Pay	Semi-Annually	03/17/2025	EUR	82,935,000	(703,697)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.92	SOFR	Pay	Annually	07/11/2029	USD	41,365,000	(4,981,576)
2 Year Interest Rate Swap	Put	Merrill Lynch International	4.54	SOFR	Pay	Annually	01/26/2026	USD	259,180,000	(968,646)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.50	6 Month EURIBOR	Pay	Semi-Annually	07/24/2025	EUR	171,060,000	(902,912)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.08	SONIA	Pay	Annually	11/10/2025	GBP	93,492,321	(577,348)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.27	SOFR	Pay	Annually	03/03/2025	USD	155,695,000	(629,898)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.70	SONIA	Pay	At Maturity	01/26/2026	GBP	414,685,000	(659,338)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.23	SOFR	Pay	Annually	04/03/2025	USD	62,265,000	(251,153)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.46	SOFR	Pay	Annually	01/30/2026	USD	207,420,000	(879,183)
Subtotal—Interest Rate Put Swaptions Written										(24,004,273)
Total Interest Rate Swaptions Written										$(29,628,525)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $29,104,747.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,450	March-2025	$915,031,250	$607,882	$607,882
U.S. Treasury 10 Year Notes	677	March-2025	73,687,219	(1,407,033)	(1,407,033)
Subtotal—Long Futures Contracts				(799,151)	(799,151)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-BTP	366	March-2025	$(45,501,874)	$1,000,064	$1,000,064
Euro-OAT	255	March-2025	(32,638,586)	669,883	669,883
U.S. Treasury 5 Year Notes	158	March-2025	(16,809,719)	68,776	68,776
U.S. Treasury 10 Year Ultra Notes	18	March-2025	(2,004,750)	24,711	24,711
U.S. Treasury Long Bonds	29	March-2025	(3,303,281)	76,966	76,966
U.S. Treasury Ultra Bonds	75	March-2025	(8,885,156)	709,256	709,256
Subtotal—Short Futures Contracts				2,549,656	2,549,656
Total Futures Contracts				$1,750,505	$1,750,505

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/19/2025	Barclays Bank PLC	CHF	20,653,197	USD	23,786,999	$999,404
03/19/2025	Barclays Bank PLC	EUR	1,600,000	USD	1,664,601	1,396
03/19/2025	Barclays Bank PLC	GBP	5,680,000	USD	7,243,341	201,707
03/19/2025	BNP Paribas S.A.	JPY	14,936,000	USD	100,818	4,041
03/19/2025	Citibank, N.A.	EUR	116,558,333	USD	123,697,052	2,534,307
02/18/2025	Deutsche Bank AG	JPY	2,544,660,000	USD	16,880,000	446,516
03/19/2025	Deutsche Bank AG	HUF	63,792,317	USD	163,043	1,234
03/19/2025	Deutsche Bank AG	PLN	159,271	USD	39,408	302
03/19/2025	Deutsche Bank AG	USD	12,512,046	TRY	482,477,000	448,197
03/19/2025	Deutsche Bank AG	ZAR	336,544,312	USD	17,985,000	37,503
04/03/2025	Deutsche Bank AG	CNY	135,021,318	USD	18,965,000	251,891
02/21/2025	Goldman Sachs International	CNY	282,547,147	USD	39,815,000	593,741
03/19/2025	Goldman Sachs International	INR	13,503,685,250	USD	159,850,000	4,534,160
03/19/2025	Goldman Sachs International	NZD	4,281,000	USD	2,504,745	88,268
03/19/2025	Goldman Sachs International	PEN	3,661,000	USD	984,775	2,564
03/19/2025	Goldman Sachs International	USD	23,343,255	CNY	169,110,000	102,455
03/19/2025	Goldman Sachs International	USD	128,124	THB	4,312,797	277
03/26/2025	Goldman Sachs International	IDR	231,876,450,000	USD	15,210,000	1,028,094
06/17/2025	Goldman Sachs International	USD	6,220,000	COP	26,652,700,000	5,045
03/19/2027	Goldman Sachs International	INR	7,666,762,500	USD	86,250,000	2,293,066
02/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	532,042,442	USD	91,105,692	65,670
03/19/2025	J.P. Morgan Chase Bank, N.A.	CAD	16,475,000	USD	11,689,255	332,225
03/19/2025	J.P. Morgan Chase Bank, N.A.	CZK	365,385,426	USD	15,160,000	99,738
03/19/2025	J.P. Morgan Chase Bank, N.A.	EUR	27,670,000	USD	28,781,471	18,421
03/19/2025	J.P. Morgan Chase Bank, N.A.	INR	1,131,875,550	USD	13,286,952	268,416
03/19/2025	J.P. Morgan Chase Bank, N.A.	JPY	930,049,575	USD	6,050,733	24,505
03/19/2025	J.P. Morgan Chase Bank, N.A.	MXN	158,891,977	USD	7,690,000	72,376
04/22/2025	J.P. Morgan Chase Bank, N.A.	CNY	139,594,770	USD	19,350,000	4,827
02/04/2025	Merrill Lynch International	BRL	504,994,000	USD	86,618,412	206,762
02/04/2025	Merrill Lynch International	USD	85,935,084	BRL	504,994,000	476,565
02/14/2025	Merrill Lynch International	JPY	1,634,478,400	USD	10,720,000	169,336
03/06/2025	Merrill Lynch International	USD	8,789,006	BRL	51,925,000	23,908
03/19/2025	Merrill Lynch International	IDR	4,736,996,900	USD	297,363	7,533
03/19/2025	Merrill Lynch International	INR	1,629,720,000	USD	19,135,603	390,992
03/19/2025	Merrill Lynch International	MXN	763,240,129	USD	37,114,245	522,869
06/05/2025	Merrill Lynch International	KRW	14,611,695,000	USD	10,385,000	305,079
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/13/2025	Merrill Lynch International	AUD	41,505,000	USD	26,454,872	$630,231
02/03/2025	Morgan Stanley and Co. International PLC	USD	14,180,000	COP	61,753,900,000	505,826
02/04/2025	Morgan Stanley and Co. International PLC	BRL	24,876,192	USD	4,266,855	10,185
02/04/2025	Morgan Stanley and Co. International PLC	USD	4,117,143	BRL	24,876,192	139,527
03/19/2025	Morgan Stanley and Co. International PLC	INR	656,567,275	USD	7,555,000	3,336
03/19/2025	Morgan Stanley and Co. International PLC	USD	51,558	COP	219,370,000	299
03/19/2025	Morgan Stanley and Co. International PLC	USD	1,771,539	EUR	1,715,000	11,209
04/02/2025	Morgan Stanley and Co. International PLC	MXN	436,783,106	USD	22,200,750	1,305,476
03/19/2025	Standard Chartered Bank PLC	GBP	2,150,000	USD	2,680,550	15,143
03/19/2025	Standard Chartered Bank PLC	ZAR	969,843,000	USD	53,975,223	2,254,682
04/03/2025	Standard Chartered Bank PLC	INR	1,603,680,400	USD	18,965,000	546,029
03/19/2025	UBS AG	AUD	8,720,000	USD	5,572,664	150,445
03/19/2025	UBS AG	GBP	93,297,900	USD	118,721,578	3,057,904
Subtotal—Appreciation						25,193,682
Currency Risk
03/19/2025	Barclays Bank PLC	JPY	1,114,221,290	USD	7,190,693	(28,869)
03/19/2025	Barclays Bank PLC	USD	7,605,279	NOK	84,742,000	(118,671)
03/19/2025	BNP Paribas S.A.	USD	144,223,921	JPY	21,366,485,450	(5,780,445)
04/22/2025	BNP Paribas S.A.	USD	19,350,000	CNY	139,465,319	(22,766)
03/19/2025	Citibank, N.A.	USD	5,285,005	EUR	4,980,000	(108,279)
02/28/2025	Deutsche Bank AG	JPY	596,976,150	CHF	3,415,000	(99,922)
03/19/2025	Deutsche Bank AG	USD	5,640,336	EUR	5,400,000	(27,020)
03/19/2025	Deutsche Bank AG	USD	9,910,000	INR	845,501,380	(185,265)
03/19/2025	Deutsche Bank AG	USD	11,238,107	KRW	16,033,969,281	(216,523)
03/19/2025	Deutsche Bank AG	USD	176,909	PLN	715,000	(1,357)
03/19/2025	Deutsche Bank AG	USD	40,514,736	ZAR	746,730,000	(692,538)
04/03/2025	Deutsche Bank AG	USD	18,965,000	INR	1,604,053,252	(541,747)
03/19/2025	Goldman Sachs International	CNY	52,980,000	USD	7,313,143	(32,098)
03/19/2025	Goldman Sachs International	COP	219,109,599,500	USD	49,439,202	(2,356,174)
03/19/2025	Goldman Sachs International	USD	23,778,018	CLP	23,112,708,618	(226,166)
03/19/2025	Goldman Sachs International	USD	15,448,997	CZK	365,489,607	(384,442)
03/19/2025	Goldman Sachs International	USD	79,350,000	INR	6,706,265,250	(2,216,299)
03/19/2025	Goldman Sachs International	USD	2,030,241	NZD	3,470,000	(71,546)
03/19/2025	Goldman Sachs International	ZAR	410,138,310	USD	21,795,000	(77,175)
04/02/2025	Goldman Sachs International	USD	22,200,750	MXN	438,020,797	(1,246,265)
05/19/2025	Goldman Sachs International	JPY	2,472,342,000	USD	16,050,000	(79,012)
06/17/2025	Goldman Sachs International	COP	26,808,200,000	USD	6,220,000	(41,364)
07/24/2025	Goldman Sachs International	JPY	1,738,789,000	USD	11,335,000	(89,144)
03/19/2027	Goldman Sachs International	USD	173,750,000	INR	15,445,512,500	(4,609,783)
02/04/2025	J.P. Morgan Chase Bank, N.A.	USD	91,249,709	BRL	532,042,442	(209,686)
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	1,381,003	CAD	1,946,405	(39,250)
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	7,063,741	CHF	6,370,000	(35,435)
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	13,172,022	EUR	12,415,000	(266,591)
04/07/2025	J.P. Morgan Chase Bank, N.A.	ZAR	217,258,000	USD	11,500,000	(67,486)
04/09/2025	J.P. Morgan Chase Bank, N.A.	JPY	481,356,750	CHF	2,770,000	(62,744)
07/30/2025	J.P. Morgan Chase Bank, N.A.	USD	14,613,816	GBP	11,755,000	(44,240)
02/04/2025	Merrill Lynch International	BRL	51,924,635	USD	8,836,041	(49,002)
02/04/2025	Merrill Lynch International	USD	8,906,302	BRL	51,924,635	(21,259)
03/06/2025	Merrill Lynch International	BRL	504,994,000	USD	85,477,041	(232,516)
03/19/2025	Merrill Lynch International	CLP	22,946,467,500	USD	22,960,244	(422,209)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/19/2025	Merrill Lynch International	USD	25,893,837	EUR	24,795,000	$(119,358)
03/19/2025	Merrill Lynch International	USD	20,993,092	INR	1,787,916,600	(428,945)
04/09/2025	Merrill Lynch International	JPY	719,852,850	EUR	4,430,000	(65,468)
04/21/2025	Merrill Lynch International	JPY	1,624,073,000	USD	10,505,000	(57,481)
02/03/2025	Morgan Stanley and Co. International PLC	COP	61,753,900,000	USD	14,236,902	(448,925)
03/19/2025	Royal Bank of Canada	USD	26,821,079	AUD	41,560,000	(978,483)
03/19/2025	Standard Chartered Bank PLC	GBP	3,375,000	USD	4,165,751	(18,319)
03/19/2025	Standard Chartered Bank PLC	USD	4,818,756	GBP	3,865,000	(27,222)
03/19/2025	Standard Chartered Bank PLC	USD	13,281,049	ZAR	238,637,866	(554,783)
04/03/2025	Standard Chartered Bank PLC	USD	18,965,000	CNY	135,068,730	(245,320)
03/19/2025	UBS AG	USD	8,039,072	AUD	12,579,388	(217,031)
03/19/2025	UBS AG	USD	15,160,000	EUR	14,516,915	(69,622)
03/19/2025	UBS AG	USD	1,903,660	GBP	1,496,000	(49,032)
Subtotal—Depreciation						(23,983,277)
Total Forward Foreign Currency Contracts						$1,210,405

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 43, Version 1	Buy	(5.00)%	Quarterly	12/20/2029	3.000%	USD	69,000,000	$(5,718,833)	$(5,601,213)	$117,620
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.411	EUR	5,170,000	62,512	117,173	54,661
Subtotal - Appreciation								(5,656,321)	(5,484,040)	172,281
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.802	USD	10,350,000	(3,740)	(36,090)	(32,350)
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	1.091	USD	3,500,000	112,000	9,299	(102,701)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.402	EUR	5,170,000	(43,930)	(119,270)	(75,340)
Markit iTraxx Europe Crossover Index, Series 42, Version 2	Buy	(5.00)	Quarterly	12/20/2029	2.877	EUR	102,120,345	(7,888,039)	(9,417,190)	(1,529,151)
Markit CDX Emerging Markets Index, Series 42, Version 1	Buy	(1.00)	Quarterly	12/20/2029	1.600	USD	10,350,000	297,870	264,722	(33,148)
Columbia Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	1.998	USD	3,450,000	172,010	149,123	(22,887)
South Africa Government International Bonds	Buy	(1.00)	Quarterly	06/20/2029	1.763	USD	3,450,000	151,258	101,012	(50,246)
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	1.772	USD	13,800,000	534,442	462,728	(71,714)
Subtotal - Depreciation								(6,668,129)	(8,585,666)	(1,917,537)
Total Centrally Cleared Credit Default Swap Agreements								$(12,324,450)	$(14,069,706)	$(1,745,256)

(a)	Centrally cleared swap agreements collateralized by $14,253,804 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of January 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	COOVIBR	Quarterly	(8.54)%	Quarterly	05/27/2032	COP	9,450,000,000	$—	$22,115	$22,115
Pay	28 Day MXN TIIE	28 days	9.42	28 days	12/24/2025	MXN	602,000,000	—	71,475	71,475
Receive	28 Day MXN TIIE	28 days	(8.94)	28 days	03/07/2035	MXN	325,350,000	—	98,486	98,486
Receive	6 Month EURIBOR	Semi-Annually	(1.80)	Annually	10/31/2054	EUR	13,580,000	—	108,492	108,492
Pay	FBIL Overnight MIBOR	Semi-Annually	6.13	Semi-Annually	01/24/2027	INR	14,555,440,000	—	128,286	128,286
Pay	BZDIOVRA	At Maturity	15.18	At Maturity	01/04/2027	BRL	223,860,391	—	148,759	148,759
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	35,000,000,000	—	183,891	183,891
Receive	COOVIBR	Quarterly	(8.49)	Quarterly	03/19/2035	COP	28,200,000,000	—	207,454	207,454
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	85,348,879	—	207,995	207,995
Receive	COOVIBR	Quarterly	(8.38)	Quarterly	03/19/2035	COP	28,500,000,000	—	252,940	252,940
Receive	SOFR	Annually	(4.06)	Annually	02/03/2035	USD	63,710,000	—	254,621	254,621
Receive	6 Month EURIBOR	Semi-Annually	(1.68)	Annually	11/23/2054	EUR	17,030,000	—	323,243	323,243
Pay	6 Month EURIBOR	Semi-Annually	2.41	Annually	09/06/2029	EUR	73,500,000	—	331,067	331,067
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	33,396,000	—	435,411	435,411
Pay	28 Day MXN TIIE	28 days	8.90	28 days	03/13/2030	MXN	2,005,500,000	2,973	446,825	443,852
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	85,720,511	—	453,127	453,127
Pay	28 Day MXN TIIE	28 days	9.42	28 days	03/13/2030	MXN	602,000,000	661	632,974	632,313
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,860,000	—	668,986	668,986
Receive	SOFR	Annually	(3.66)	Annually	03/06/2035	USD	219,125,000	171,011	7,988,203	7,817,192
Subtotal — Appreciation								174,645	12,964,350	12,789,705
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.12	Annually	12/06/2034	EUR	58,500,000	—	(1,484,998)	(1,484,998)
Pay	SOFR	Annually	3.77	Annually	12/12/2029	USD	91,730,000	—	(1,180,023)	(1,180,023)
Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	203,000,000	—	(965,807)	(965,807)
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,860,000	—	(679,991)	(679,991)
Pay	6 Month WIBOR	Semi-Annually	4.42	Annually	03/19/2030	PLN	98,700,000	—	(478,872)	(478,872)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	42,590,000,000	—	(457,535)	(457,535)
Receive	FBIL Overnight MIBOR	Semi-Annually	(6.37)	Semi-Annually	03/19/2027	INR	6,650,000,000	—	(440,554)	(440,554)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	98,700,000	—	(435,810)	(435,810)
Pay	TONAR	Annually	1.58	Annually	12/06/2044	JPY	3,011,610,000	—	(288,524)	(288,524)
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	12,190,000	89,211	(191,845)	(281,056)
Receive	6 Month EURIBOR	Semi-Annually	(2.62)	Annually	06/15/2035	EUR	13,415,000	—	(260,897)	(260,897)
Receive	6 Month EURIBOR	Semi-Annually	(1.25)	Annually	01/25/2075	EUR	65,935,000	58,397	(167,158)	(225,555)
Pay	28 Day MXN TIIE	28 days	8.90	28 days	12/24/2025	MXN	2,005,500,000	—	(133,307)	(133,307)
Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	25,900,000,000	—	(112,586)	(112,586)
Receive	SOFR	Annually	(4.15)	Annually	03/05/2035	USD	24,715,000	—	(84,329)	(84,329)
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	27,000,000,000	—	(56,113)	(56,113)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	BZDIOVRA	At Maturity	14.57%	At Maturity	01/02/2029	BRL	173,365,364	$—	$(15,135)	$(15,135)
Pay	SOFR	Annually	4.05	Annually	03/19/2027	USD	80,500,000	—	(7,455)	(7,455)
Subtotal — Depreciation								147,608	(7,440,939)	(7,588,547)
Total Centrally Cleared Interest Rate Swap Agreements								$322,253	$5,523,411	$5,201,158

(a)	Centrally cleared swap agreements collateralized by $14,253,804 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00%	Quarterly	12/20/2029	2.284%	EUR	24,150,000	$2,869,124	$3,092,332	$223,208
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	5.599	EUR	6,900,000	(373,755)	(184,295)	189,460
Subtotal—Appreciation									2,495,369	2,908,037	412,668
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	0.092	USD	14,751,346	(1,140,194)	(1,314,087)	(173,893)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.194	USD	20,878,039	(2,215,682)	(2,707,261)	(491,579)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 1	Sell	5.00	Quarterly	12/20/2029	0.602	EUR	45,509,466	9,099,483	9,093,584	(5,899)
Subtotal—Depreciation									5,743,607	5,072,236	(671,371)
Total Over-The-Counter Credit Default Swap Agreements									$8,238,976	$7,980,273	$(258,703)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $29,104,747.
(b)
Implied credit spreads represent the current level, as of January 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$649,143,597	$—	$649,143,597
U.S. Dollar Denominated Bonds & Notes	—	549,507,650	1,066,975	550,574,625
Non-U.S. Dollar Denominated Bonds & Notes	—	394,701,769	—	394,701,769
Asset-Backed Securities	—	133,475,583	9,214,366	142,689,949
Agency Credit Risk Transfer Notes	—	78,588,024	—	78,588,024
U.S. Treasury Securities	—	42,241,793	—	42,241,793
Common Stocks & Other Equity Interests	2,101,271	38,568,088	5,034	40,674,393
Exchange-Traded Funds	34,385,175	—	—	34,385,175
Variable Rate Senior Loan Interests	—	6,856,728	353,985	7,210,713
Commercial Paper	—	—	894,869	894,869
Preferred Stocks	—	26,325	—	26,325
Money Market Funds	69,440,050	72,233,186	—	141,673,236
Options Purchased	—	35,849,651	—	35,849,651
Total Investments in Securities	105,926,496	2,001,192,394	11,535,229	2,118,654,119
Other Investments - Assets*
Futures Contracts	3,157,538	—	—	3,157,538
Forward Foreign Currency Contracts	—	25,193,682	—	25,193,682
Swap Agreements	—	13,374,654	—	13,374,654
	3,157,538	38,568,336	—	41,725,874
Other Investments - Liabilities*
Futures Contracts	(1,407,033)	—	—	(1,407,033)
Forward Foreign Currency Contracts	—	(23,983,277)	—	(23,983,277)
Options Written	(456,902)	(47,380,464)	—	(47,837,366)
Swap Agreements	—	(10,177,455)	—	(10,177,455)
	(1,863,935)	(81,541,196)	—	(83,405,131)
Total Other Investments	1,293,603	(42,972,860)	—	(41,679,257)
Total Investments	$107,220,099	$1,958,219,534	$11,535,229	$2,076,974,862

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Strategic Income Fund